Loans and borrowings - Changes in Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ 1,360,420
Beginning Balance	1,394,410	$ 1,365,329
Cash flows	129,053	93,609
Foreign Exchange Movement	(348)	(347)
Leases	30,776	19,995
Concession Covid-19	(1,295)	(489)
Other	51,688	(117,677)
Ending balance	1,604,284	1,360,420
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,163,900	1,060,765
Cash flows	210,045	220,812
Foreign Exchange Movement	0	0
Leases	0	0
Concession Covid-19	0	0
Other	51,688	(117,677)
Ending balance	1,425,633	1,163,900
Lease liability [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	230,510	304,564
Cash flows	(80,992)	(93,213)
Foreign Exchange Movement	(348)	(347)
Leases	30,776	19,995
Concession Covid-19	(1,295)	(489)
Other	0	0
Ending balance	178,651	230,510
Dividends payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	$ (33,990)
Beginning Balance		0
Cash flows		(33,990)
Foreign Exchange Movement		0
Leases		0
Concession Covid-19		0
Other		0
Ending balance		$ (33,990)